OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Miscellaneous non-current liabilities [abstract]
Renewable volume obligation, net	$ 711	$ 235
Pension and Other Post-Employment Benefit Plan	299	260
Employee Long-Term Incentives	322	169
Provisions for Onerous and Unfavourable Contracts	64	83
Other	156	142
Other liabilities	1,552	889
RVO included in other liabilities, gross	1,300	853
RINs included in other liabilities, gross	$ 631	$ 618